Stock-Based Compensation (Details) - Schedule of option activity - Options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Stock-Based Compensation (Details) - Schedule of option activity [Line Items]
Number of Shares, Outstanding beginning balance	2,962,833	1,091,833
Weighted Average Exercise Price, Outstanding beginning balance (in Dollars per share)	$ 1.82	$ 1.50
Weighted Average Remaining Contractual Term (in years), Outstanding beginning balance,	9 years 21 days	8 years 10 months 24 days
Number of Shares, Granted	566,000	1,907,000
Weighted Average Exercise Price, Granted (in Dollars per share)	$ 2.97	$ 2.00
Weighted Average Remaining Contractual Term (in years), Granted	9 years 7 months 24 days	9 years 9 months 3 days
Number of Shares, Terminated	(306,708)
Weighted Average Exercise Price, Terminated (in Dollars per share)	$ 2.45
Weighted Average Remaining Contractual Term (in years), Terminated
Number of Shares, Exercised		(36,000)
Weighted Average Exercise Price, Exercised (in Dollars per share)		$ 1.50
Weighted Average Remaining Contractual Term (in years), Exercised
Number of Shares, Outstanding ending balance	3,222,125	2,962,833
Weighted Average Exercise Price, Outstanding ending balance (in Dollars per share)	$ 1.96	$ 1.82
Weighted Average Remaining Contractual Term (in years), Outstanding ending balance,	8 years 4 months 2 days	9 years 21 days
Number of Shares, Vested or expected to vest	3,222,125
Weighted Average Exercise Price, Vested or expected (in Dollars per share)	$ 1.96
Weighted Average Remaining Contractual Term (in years), Vested or expected to vest	8 years 4 months 2 days
Number of Shares, Exercisable	1,969,526
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 1.78
Weighted Average Remaining Contractual Term (in years), Exercisable	7 years 10 months 13 days